9. Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Total amortization	$ 77,046	$ 139,340	$ 154,092	$ 288,676